Goodwill and impairment of goodwill - Roll-forward (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2023
Goodwill and impairment of goodwill
Goodwill at beginning of period		€ 69,813
Recognized on acquisition of subsidiaries	€ 69,893
Exchange differences on goodwill	(80)	(256)
Goodwill at end of period	€ 69,800	€ 69,557